Staff costs and Directors' remuneration - Summary of Average Number of Employees (Detail) - Employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	27,598	25,880	22,328
Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	7,292	7,047	6,013
Employees whose costs are borne by the System Fund or are reimbursed [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	20,306	18,833	16,315
Americas [member] | Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	1,578	1,548	1,481
EMEAA [member] | Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	3,642	3,638	2,808
Greater China [member] | Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	352	333	299
Central [member] | Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	1,720	1,528	1,425